Related Party Transactions (Details Narrative) (10-K) - CAD	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016	Mar. 31, 2015
Accounts payable and accrued liabilities	CAD 383,052		CAD 383,052		CAD 397,878	CAD 161,877
Amounts receivable from shareholder	22,995		22,995		21,064	29,967
Management fees and consulting fees	330,496	CAD 57,912	485,254	CAD 70,901	859,993	582,564
Officer [Member]
Amounts receivable from shareholder	22,995		22,995		21,064	29,967
Management fees and consulting fees					427,000	363,750
Two Directors [Member]
Accounts payable and accrued liabilities	CAD 52,030		CAD 52,030		CAD 52,030	CAD 52,030